Significant related party transactions and balances - Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant related party transactions and balances
Salaries, bonus and allowances	$ 1,059	$ 257
Defined contribution retirement schemes	10
Total	$ 1,069	$ 257